Investment Risks - Tuttle Capital Bitcoin 0DTE Covered Call ETF	Dec. 29, 2025
Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Reference Asset above the strike price of the sold call options, but continues to bear the risk of Reference Asset price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Reference Asset price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Reference Asset from options that utilize the Reference Asset as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Reference Asset.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Reference Asset to be volatile. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Reference Asset, while leaving the Fund exposed to any decreases in value experienced by the Reference Asset over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available to provide the desired exposure.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Reference Asset increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution and Return of Capital Risk. The Fund seeks to provide current weekly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares (“Shares”) and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the Shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s Shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Shares are halted, investors may be temporarily unable to trade Shares.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Reference Asset and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Shares.

Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the ETPs and ETFs, including iShares® Bitcoin Trust ETF, are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Bitcoin is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Bitcoin is assigned to the alternative asset group.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Cash Redemption Risk. The Fund intends to redeem Shares for cash rather than in-kind. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur certain costs such as brokerage costs, and to recognize capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Investment Risks of Exposure to the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of Exposure to the Reference Asset
Bitcoin Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Investing Risk. Issuer-specific attributes of the Reference Asset may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The iShares® Bitcoin Trust is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of the iShares® Bitcoin Trust in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of the iShares® Bitcoin Trust.

Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk. The performance of Bitcoin, and consequently the Fund’s performance through its exposure to Bitcoin, is subject to the risks of the digital assets industry. The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Shares and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin blockchain. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of bitcoin. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risks Related to the Regulation of Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of Digital Assets. Any final determination by a court, regulator, or other authority that a digital asset in which the Fund invests (each, a “Digital Asset”) is a “security” or a “commodity” under applicable law may adversely affect the value of such Digital Asset and, in turn, the value of the Fund’s Shares. If a Digital Asset held by the Fund is determined to be a security and is not, or cannot be, registered as such under the federal securities laws, the Fund may be required to cease transacting in that Digital Asset, which could result in losses, operational challenges, or potentially the termination of the Fund.

Depending on its characteristics, a Digital Asset may be considered a “security” under the federal securities laws. The test for determining whether a particular Digital Asset is a security is complex, fact-specific, and evolving, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the U.S. Securities and Exchange Commission (“SEC”) have indicated that the SEC does not currently consider Bitcoin to be a security and, historically, did not consider Ether (ETH) to be a security. However, these statements do not constitute official or binding determinations. The SEC staff has also provided informal assurances through no-action letters to a limited number of promoters that certain Digital Assets are not securities. Such guidance is not determinative or binding, and courts may reach different conclusions.

Conversely, the SEC has brought enforcement actions against issuers, promoters, and trading platforms relating to several Digital Assets, alleging that those assets are securities under the federal securities laws. The SEC has also pursued actions against various digital asset trading platforms for allegedly operating as unregistered securities exchanges based on the trading of Digital Assets deemed to be securities. The outcomes of these proceedings, as well as future actions, may provide additional but uncertain guidance regarding the regulatory treatment of Digital Assets.

Whether a Digital Asset is a security under the federal securities laws depends on whether it falls within the statutory definitions of “security” in the Securities Act of 1933 (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), and the Investment Company Act of 1940 (the “1940 Act”). Digital Assets are not expressly listed in these definitions, which include terms such as “investment contract,” “note,” and “transferable share.” The SEC has generally analyzed whether a Digital Asset is a security by reference to judicial interpretations of these terms, most notably the tests developed by federal courts in SEC v. W.J. Howey Co. (the “Howey test”) and Reves v. Ernst & Young (the “Reves test”). For many Digital Assets, the application of these tests is highly fact-specific and often subject to substantial legal debate.

The SEC, courts, and other authorities have indicated that the legal characterization of a Digital Asset may change over time as the relevant facts and circumstances evolve, including changes to the development, distribution, or use of a Digital Asset. Consequently, Digital Assets currently believed not to be securities could later be determined to fall within the definition of a security.

In determining whether to invest in or obtain exposure to a Digital Asset, the Adviser considers a range of factors, including the definitions of “security” under the federal securities laws, judicial interpretations such as the Howey and Reves tests, and relevant SEC reports, orders, public statements, and enforcement actions. The Adviser’s analysis reflects its good-faith judgment based on the information available at the time, but there can be no assurance that regulators or courts will agree with such determinations.

If an appropriate authority were to determine that a Digital Asset held by the Fund is a security, the Adviser would not intend to permit the Fund to continue holding such investment in a manner that would violate the federal securities laws. In such a case, the Fund could be required to liquidate the position, restructure its operations, or, if necessary, dissolve. Any such action could adversely affect the Fund’s performance and the value of its Shares.

Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital-assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as digital assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital-asset network may not receive sufficient support from users and validators, which may negatively affect such network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital-asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or a particular type of security or asset may be more volatile than, and may perform differently from, the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset.

Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to Digital Assets 1 [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset’ blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset’ blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’ network or take the Fund’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	There are numerous alternative digital assets and smart-contract platforms in the marketplace. Competition from the emergence or growth of alternative digital assets and smart-contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single ETF or a smaller number of ETFs than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of ETFs, the Fund is subject to the risks of investing in those few ETFs and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Shares than would occur in a diversified fund. Because the Fund is exposed only to a single ETF, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.